Other Income (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Other Operating Income

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Late payment fees charged for telephone services	59	60	59
Recovery of employee benefit expenses, purchases and services rendered	22	33	32
Capital and operating grants	51	36	33
Damage compensation, penalties and sundry recoveries	35	24	25
Partnership agreements	116	71	—
Release of provisions and other payable items, other income	240	87	138

Total	523	311	287